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                    MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000





                                        March 28, 2001



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

         Re: MFS(R)Series Trust I (File Nos. 33-7638 and 811-4777), on Behalf of MFS(R)Strategic Growth Fund; MFS(R)Series Trust II (File Nos. 33-7637 and 811-4775), on Behalf of MFS(R)Emerging Growth Fund; MFS(R)Series Trust IV (File Nos. 2-54607 and 811-2594), on Behalf of MFS(R)Mid Cap Growth Fund; MFS(R)Series Trust V (File Nos. 2-38613 and 811-2031), on Behalf of MFS(R)Total Return Fund and MFS(R)Research Fund; MFS(R)Series Trust VI (File Nos. 33-34502 and 811-6102), on Behalf of MFS(R) Global Equity Fund; MFS(R)Series Trust VII (File Nos. 2-68918 and 811-3090), on Behalf of MFS(R) Capital Opportunities Fund; MFS(R)Series Trust IX (File Nos. 2-50409 811-2464), on Behalf of MFS(R) Bond Fund and MFS(R)Limited Maturity Fund; Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859); and Massachusetts Investors Trust (File Nos. 2-11401 and 811-203) (together, the "Trusts")

Ladies and Gentlemen:

         This letter serves as notification of the existence of a Spanish language version of the Supplement dated January 12, 2001 (as revised February 1, 2001) to the current Statement of Additional Information of the above-named funds. The Supplement was filed electronically with the Securities and Exchange Commission on February 5, 2001, pursuant to Rule 497(e) under the Securities Act of 1933 (EDGAR Accession No. 0000912938-01-000027).

         Pursuant to Rule 306(a) of Regulation S-T, I hereby represent, to the best of my knowledge, that the Prospectus filed as described above is a fair and accurate English translation of the corresponding foreign language document.

         Please call the undersigned at (617) 954-5182 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary and
                                        Assistant Clerk of the Trust